Contingent Liabilities and Commitments (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	JPY (¥)
Disclosure of Contingent Liabilities and Commitments [Line Items]
Letters of credit	$ 15,029	¥ 2,761,778